Long-Term Debt - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 9,223	$ 4,441
Adoption of IFRS 16 (Note 15)	1,059		$ 1,105
Debt acquired (Note 4)	259	5,808
Cash flows	558	(939)
Reclassifications	0	0
Foreign currency translation and other non-cash changes	5	(87)
Ending Balance	11,104	9,223
Short-term debt and current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,624	730
Adoption of IFRS 16 (Note 15)	0
Debt acquired (Note 4)	145	870
Cash flows	(794)	(927)
Reclassifications	500	1,023
Foreign currency translation and other non-cash changes	3	(72)
Ending Balance	1,478	1,624
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	7,579	3,711
Adoption of IFRS 16 (Note 15)	0
Debt acquired (Note 4)	3	4,918
Cash flows	1,461	(12)
Reclassifications	(500)	(1,023)
Non-cash changes		(15)
Foreign currency translation and other non-cash changes	10	(15)
Ending Balance	8,553	7,579
Current Portion Of Lease Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	8	0
Adoption of IFRS 16 (Note 15)	196
Debt acquired (Note 4)	20	8
Cash flows	(184)	0
Reclassifications	178	0
Foreign currency translation and other non-cash changes	(4)	0
Ending Balance	214	8
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	12	0
Adoption of IFRS 16 (Note 15)	863
Debt acquired (Note 4)	91	12
Cash flows	75	0
Reclassifications	(178)	0
Foreign currency translation and other non-cash changes	(4)	0
Ending Balance	$ 859	$ 12